Improvements to Concession Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) Airport	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about service concession arrangements [Line Items]
Number of airports performed installation and adaptation of solar panels | Airport	12
Mexican Aircraft [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investments pending to be paid | $	$ 540,854	$ 286,409	$ 318,519